RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 8,309	$ 222,027
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Amounts due to related parties	$ 13,187,966	$ 16,714,326
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Receipt of CRO and CMO services
RELATED PARTY TRANSACTIONS
Related party transactions	$ 1,943,523	$ 2,660,504	$ 35,127,463
WuXi Biologics (Cayman) Inc.
RELATED PARTY TRANSACTIONS
Amounts due from related parties		$ 102,416
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:SubsidiaryOfCommonParentMember	us-gaap:SubsidiaryOfCommonParentMember
Amounts due to related parties	$ 12,598,836	$ 16,371,593
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:SubsidiaryOfCommonParentMember	us-gaap:SubsidiaryOfCommonParentMember
WuXi Biologics (Cayman) Inc. | Receipt of CRO and CMO services
RELATED PARTY TRANSACTIONS
Related party transactions	$ 1,464,959	$ 1,868,815	27,764,750
WuXi AppTec Group
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 5,304	$ 118,594
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Amounts due to related parties	$ 589,130	$ 341,716
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:MajorityShareholderMember	us-gaap:MajorityShareholderMember
WuXi AppTec Group | Receipt of CRO and CMO services
RELATED PARTY TRANSACTIONS
Related party transactions	$ 466,432	$ 787,602	$ 7,362,713
Certain senior management personnel.
RELATED PARTY TRANSACTIONS
Amounts due from related parties	3,005	1,017
Amounts due to related parties		1,017
Related party transactions	$ 12,132	$ 4,087